Marketable Investments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investment Holdings Reconciliation [Abstract]
Amortized Cost	$ 3,119	$ 3,119
Gross Unrealized Gains	0
Gross Unrealized Loss	0
Fair Value	$ 3,119	$ 3,119